SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Number of options
Outstanding at January 1, 2023	1,958,029
Granted	331,899
Exercised	(13,552)
Expired	(228,910)
Forfeited	(43,527)
Outstanding at December 31, 2023	2,003,939	1,958,029
Exercisable at December 31, 2023	1,232,748
Vested and expected to vest at December 31, 2023	1,983,281
Weighted-average exercise price
Outstanding at January 1, 2023	$ 25.01
Granted	17.63
Exercised	20.77
Expired	25.56
Forfeited	26.7
Outstanding at December 31, 2023	23.7	$ 25.01
Exercisable at December 31, 2023	24.6
Vested and expected to vest at December 31, 2023	$ 23.69
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	2 years 9 months 7 days	3 years 1 month 24 days
Exercisable at December 31, 2023	2 years 18 days
Vested and expected to vest at December 31, 2023	2 years 9 months 3 days
Aggregate intrinsic value
Outstanding at December 31, 2023	$ 152	$ 0
Exercisable at December 31, 2023	0
Vested and expected to vest at December 31, 2023	$ 149
Skyhawk Cnp Security Ltd Share Option Plan [Member]
Number of options
Outstanding at January 1, 2023	20,341,993
Granted	1,428,000
Exercised	0
Expired	0
Forfeited	(3,093,688)
Outstanding at December 31, 2023	18,676,305	20,341,993
Exercisable at December 31, 2023	2,140,151
Vested and expected to vest at December 31, 2023	18,676,305
Weighted-average exercise price
Outstanding at January 1, 2023	$ 0.33
Granted	0.48
Exercised	0
Expired	0
Forfeited	0.48
Outstanding at December 31, 2023	0.32	$ 0.33
Exercisable at December 31, 2023	0.01
Vested and expected to vest at December 31, 2023	$ 0.32
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	5 years 8 months 26 days	6 years 5 months 4 days
Exercisable at December 31, 2023	5 years 8 months 8 days
Vested and expected to vest at December 31, 2023	5 years 8 months 26 days
Aggregate intrinsic value
Outstanding at December 31, 2023	$ 3,017,612	$ 3,017,612
Exercisable at December 31, 2023	1,005,871
Vested and expected to vest at December 31, 2023	$ 3,017,612